SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per share

	Year Ended December 31,
	2015	2014	2013
Net loss and net loss available to common stockholders	$(48,443)	$(39,494)	$(19,830)
Weighted average shares outstanding, basic and diluted	51,898	51,237	51,135

Net loss per share, basic and diluted	$(0.93)	$(0.77)	$(0.39)

Anti-dilutive securities excluded from diluted net loss per share calculation for stock-based compensation plans	6,655	6,696	6,795